PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation		$ 492,958	$ 567,883	$ 1,071,942	$ 1,097,066
Property, Plant and Equipment, Gross		9,720,593		9,741,584	9,786,896
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 6,883,150		6,438,218	$ 5,475,916
Impairment of Long-Lived Assets Held-for-use				$ 109,640
Reclaim Tunnel and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Exchanged	$ 75,000
Property, Plant and Equipment, Gross	123,026
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 48,026